Note 40 - Financial Instruments Risks - Position in Foreign Currency (Details) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017
Total Member
Assets in Foreign Currency Abstract
Cash and Cash Equivalents in Foreign Currency	$ 52,490,186,000	$ 31,387,948,000
Financial Assets at Fair Value Through Profit or Loss - Debt Securities in Foreign Currency	6,968,000	1,029,268,000
Reverse Repurchase Agreements in Foreign Currency	12,706,363,000	6,456,412,000
Other Financial Assets in Foreign Currency	1,679,077,000	1,140,519,000
Loans and Advances in Foreign Currency	60,635,907,000	41,610,971,000
Financial Assets at Fair Value Through Other Comprehensive Income - Debt Securities in Foreign Currency	3,342,069,000	6,057,488,000
Other Assets in Foreign Currency	220,615,000	161,384,000
Equity Instruments in Foreign Currency	13,701,000	15,426,000
Total Assets in Foreign Currency	131,094,886,000	87,859,416,000
Liabilities in Foreign Currency Abstract
Deposits in Foreign Currency Total	114,494,962,000	80,244,448,000
Trading Liabilities in Foreign Currency	34,797,000	0
Other Financial Liabilities in Foreign Currency	5,323,354,000	3,159,481,000
Bank Loans in Foreign Currency	5,400,682,000	440,837,000
Other Liabilities in Foreign Currency	946,530,000	495,837,000
Total Liabilities in Foreign Currency	126,200,325,000	$ 84,340,603,000
US Dollars Currency Member
Assets in Foreign Currency Abstract
Cash and Cash Equivalents in Foreign Currency	49,802,789,000
Financial Assets at Fair Value Through Profit or Loss - Debt Securities in Foreign Currency	6,968,000
Reverse Repurchase Agreements in Foreign Currency	12,706,363,000
Other Financial Assets in Foreign Currency	1,674,896,000
Loans and Advances in Foreign Currency	60,393,438,000
Financial Assets at Fair Value Through Other Comprehensive Income - Debt Securities in Foreign Currency	3,342,069,000
Other Assets in Foreign Currency	220,615,000
Equity Instruments in Foreign Currency	13,701,000
Total Assets in Foreign Currency	128,160,839,000
Liabilities in Foreign Currency Abstract
Deposits in Foreign Currency Total	112,293,972,000
Trading Liabilities in Foreign Currency	34,797,000
Other Financial Liabilities in Foreign Currency	5,122,087,000
Bank Loans in Foreign Currency	5,162,530,000
Other Liabilities in Foreign Currency	931,543,000
Total Liabilities in Foreign Currency	123,544,929,000
Euro Currency Member
Assets in Foreign Currency Abstract
Cash and Cash Equivalents in Foreign Currency	2,620,362,000
Financial Assets at Fair Value Through Profit or Loss - Debt Securities in Foreign Currency	0
Reverse Repurchase Agreements in Foreign Currency	0
Other Financial Assets in Foreign Currency	4,181,000
Loans and Advances in Foreign Currency	242,469,000
Financial Assets at Fair Value Through Other Comprehensive Income - Debt Securities in Foreign Currency	0
Other Assets in Foreign Currency	0
Equity Instruments in Foreign Currency	0
Total Assets in Foreign Currency	2,867,012,000
Liabilities in Foreign Currency Abstract
Deposits in Foreign Currency Total	2,200,990,000
Trading Liabilities in Foreign Currency	0
Other Financial Liabilities in Foreign Currency	172,140,000
Bank Loans in Foreign Currency	238,152,000
Other Liabilities in Foreign Currency	14,987,000
Total Liabilities in Foreign Currency	2,626,269,000
Real Currency Member
Assets in Foreign Currency Abstract
Cash and Cash Equivalents in Foreign Currency	9,561,000
Financial Assets at Fair Value Through Profit or Loss - Debt Securities in Foreign Currency	0
Reverse Repurchase Agreements in Foreign Currency	0
Other Financial Assets in Foreign Currency	0
Loans and Advances in Foreign Currency	0
Financial Assets at Fair Value Through Other Comprehensive Income - Debt Securities in Foreign Currency	0
Other Assets in Foreign Currency	0
Equity Instruments in Foreign Currency	0
Total Assets in Foreign Currency	9,561,000
Liabilities in Foreign Currency Abstract
Deposits in Foreign Currency Total	0
Trading Liabilities in Foreign Currency	0
Other Financial Liabilities in Foreign Currency	0
Bank Loans in Foreign Currency	0
Other Liabilities in Foreign Currency	0
Total Liabilities in Foreign Currency	0
Other Currency Member
Assets in Foreign Currency Abstract
Cash and Cash Equivalents in Foreign Currency	57,474,000
Financial Assets at Fair Value Through Profit or Loss - Debt Securities in Foreign Currency	0
Reverse Repurchase Agreements in Foreign Currency	0
Other Financial Assets in Foreign Currency	0
Loans and Advances in Foreign Currency	0
Financial Assets at Fair Value Through Other Comprehensive Income - Debt Securities in Foreign Currency	0
Other Assets in Foreign Currency	0
Equity Instruments in Foreign Currency	0
Total Assets in Foreign Currency	57,474,000
Liabilities in Foreign Currency Abstract
Deposits in Foreign Currency Total	0
Trading Liabilities in Foreign Currency	0
Other Financial Liabilities in Foreign Currency	29,127,000
Bank Loans in Foreign Currency	0
Other Liabilities in Foreign Currency	0
Total Liabilities in Foreign Currency	$ 29,127,000